NOTE 5 ACQUISITION OF SUN VALLEY (Details) - Sun Valley	Dec. 31, 2020 USD ($)
Assets Acquired
Cash and cash equivalents	$ 94,090
Accounts receivable	366
Total current assets	94,456
Security deposits	19,753
Property and equipment	124,811
Right-of-use assets	431,544
Patient list	171,243
Brands	184,996
Net assets acquired	1,026,803
Liabilities assumed
Accounts payable and accrued liabilities	35,281
Lease liabilities	150,342
Total current liabilities	185,623
Lease liability	281,202
Net assets at fair value, as at April 30, 2019	559,978
Consideration
Fair value of 7,703,543 common shares issued	1,001,458
Fair value of 14,705,882 escrow shares issued	1,142,108
Cash	787,318
Promissory note	123,709
Total consideration	3,054,593
Goodwill	$ 2,494,615